Property and equipment, net	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31
	2014	2015
	RMB	RMB

Electronic devices	18,398	32,729
Vehicle	2,541	2,718
Furniture and office equipment	3,690	5,983
Leasehold improvement	21,161	45,641

Total	45,790	87,071

Accumulated depreciation and amortization	(15,567)	(27,863)

Property and equipment, net	30,223	59,208

Depreciation and amortization expenses were RMB4,910, RMB8,710 and RMB16,613 for the years ended December 31, 2013, 2014 and 2015, respectively.